Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Nuveen Multi-Strategy Income and Growth Fund
333 West Wacker Drive
Chicago, Illinois  60606

under the

Investment Company Act of 1940

Securities Act File No. 333-103694
Investment Company Act File No. 811-21293

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Nuveen Multi-Strategy Income and Growth Fund (the “Fund”) to be redeemed:

FundPreferred Shares, Liquidation Preference $25,000 per share, Series M (CUSIP #67073B205), Series T (CUSIP #67073B304), Series W (CUSIP #67073B403), Series TH (CUSIP #67073B502), Series F (CUSIP #67073B601) and Series F2 (CUSIP #67073B700) (the “FundPreferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M	May 27, 2008
T	May 28, 2008
W	May 22, 2008
TH	May 23, 2008
F	May 27, 2008
F2	May 27, 2008

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The FundPreferred Shares are to be redeemed pursuant to Section 3(a)(i) of the Statement Establishing and Fixing the Rights and Preferences of FundPreferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem, by lot (as determined by The Depository Trust Company), the number of outstanding FundPreferred Shares set forth below:

Series	Number of Shares
M	1,300
T	1,300
W	1,300
TH	1,300
F	1,300
F2	1,300

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SIGNATURE
Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of May, 2008.

NUVEEN MULTI-STRATEGY INCOME AND GROWTH FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Assistant Secretary